Summary of Significant Accounting Policies - Summary Of Depreciation Of Property Plant Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Computer Equipment
Schedule Of Depreciation Of Property Plant Equipment [Line Items]
Property Plant And Equipment Annual Depreciation Rate	33.00%
Electronic Equipment
Schedule Of Depreciation Of Property Plant Equipment [Line Items]
Property Plant And Equipment Annual Depreciation Rate	15.00%